Related Party Transactions - Disclosure of compensation for directors, officers and key management personnel (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Related Party Transactions [Abstract]
Salaries and Benefits	$ 562,105	$ 551,410	$ 562,160
Consulting fees	505,000	566,042	541,623
Non-cash Options Vested	208,620	632,493	874,321
Total	$ 1,275,725	$ 1,749,945	$ 1,978,104